Schedule of Income Tax Expense (Benefit) Related To Earnings (Loss) From Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Dec. 25, 2010
Components Of Income Tax Expense Benefit [Line Items]
Federal, Current	$ (13,819)	$ (59,504)	$ (28,278)
State, Current	902	(3,625)	1,408
Foreign, Current	13,795	15,023	849
Federal, Deferred	(4,700)
State, Deferred	33	33	(64)
Foreign, Deferred	5,486	(14,999)	15,615
Income tax expense (benefit)	$ 1,697	$ (63,072)	$ (10,470)